Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 166,762	€ 154,307	€ 52,635
Proceeds from loans	419,471	291,204	204,677
Proceeds from warrants (Public and Private)		4,625
Proceeds from borrowings			124
Proceeds from convertible bonds			34,550
Principal paid on lease liabilities	(2,809)	(2,191)	(828)
Interest paid on lease liabilities	(1,341)	(1,267)	(631)
Repayments of loans	(337,977)	(218,902)	(176,324)
Repayments of borrowings		(42)	(87)
Interest and bank fees paid	(18,908)	(3,199)	(3,047)
Interest paid on convertible bonds		(223)	(997)
Other payments			(297)
Total changes from financing cash flows	58,436	70,005	57,140
The effect of changes in foreign exchange rates	(441)	5,335	(2)
Issuance of Public and Private Warrants on Transaction date			14,491
Public Warrants exercised		(6,306)	(193)
Change in fair value of derivative warrant liabilities	(6,476)	(80,748)	68,954
Valuation of convertible bonds			25,491
Redemption of convertible bonds and convertible note			(87,105)
New leases	1,386	8,517	16,423
Governmental loan receivable		248	365
Business combinations	13,014	10,427
Interest and bank fees expenses	15,247	4,977	6,108
Other	1,525
Total liability-related other changes	24,696	(62,885)	44,534
Ending Balance	249,453	166,762	154,307
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	133,627	51,345	22,372
Proceeds from loans	419,471	291,204	204,677
Proceeds from borrowings			124
Repayments of loans	(337,977)	(218,902)	(176,324)
Repayments of borrowings		(42)	(87)
Interest and bank fees paid	(18,908)	(3,199)	(3,047)
Interest paid on convertible bonds		(223)
Other payments			(297)
Total changes from financing cash flows	62,586	68,838	25,046
The effect of changes in foreign exchange rates	(149)	46	0
Interest accrual			470
Governmental loan receivable		248	365
Business combinations		9,439
Transfers	(3,893)
Interest and bank fees expenses	13,906	3,711	3,092
Other	1,280
Total liability-related other changes	11,293	13,398	3,927
Ending Balance	207,357	133,627	51,345
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	5,834	83,252
Proceeds from warrants (Public and Private)		4,625
Total changes from financing cash flows		4,625
The effect of changes in foreign exchange rates	(132)	5,011
Issuance of Public and Private Warrants on Transaction date			14,491
Public Warrants exercised		(6,306)	(193)
Change in fair value of derivative warrant liabilities	(6,476)	(80,748)	68,954
Transfers	3,893
Total liability-related other changes	(2,583)	(87,054)	83,252
Ending Balance	3,119	5,834	83,252
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	27,301	19,710	4,117
Principal paid on lease liabilities	(2,809)	(2,191)	(828)
Interest paid on lease liabilities	(1,341)	(1,267)	(631)
Total changes from financing cash flows	(4,150)	(3,458)	(1,459)
The effect of changes in foreign exchange rates	(160)	278	(2)
New leases	1,386	8,517	16,423
Business combinations	13,014	988
Interest and bank fees expenses	1,341	1,266	631
Other	245
Total liability-related other changes	15,986	10,771	17,054
Ending Balance	€ 38,977	€ 27,301	19,710
Convertible bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			26,146
Proceeds from convertible bonds			34,550
Interest paid on convertible bonds			(997)
Total changes from financing cash flows			33,553
The effect of changes in foreign exchange rates			0
Valuation of convertible bonds			25,491
Redemption of convertible bonds and convertible note			(87,105)
Interest accrual			(470)
Governmental loan receivable			0
Interest and bank fees expenses			2,385
Total liability-related other changes			€ (59,699)